Taxes (Details 5) (USD $)	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Taxes
Tax at statutory rate (as a percent)	35.00%	35.00%	35.00%
State, net of federal tax benefit (as a percent)	0.90%	0.90%	1.00%
Foreign rate differential (as a percent)	(12.30%)	(12.50%)	(10.00%)
U.S. tax on foreign income (as a percent)	6.30%	5.90%	3.10%
Income tax contingencies (as a percent)	0.70%	0.00%	(1.70%)
Valuation allowances	(0.30%)	0.90%	0.00%
Other (as a percent)	0.40%	0.70%	0.60%
Provision for income taxes (as a percent)	30.70%	30.90%	28.00%
Undistributed earnings of certain foreign subsidiaries	$ 800,600,000
Unrecognized tax benefits that would favorably impact the effective tax rate in future periods if recognized	12,800,000	9,600,000	10,700,000
Unrecognized tax benefits excluding interest and penalties	5,300,000
Accrued income tax-related interest	1,800,000	1,200,000
Penalties accrued	400,000	400,000
Accrued interest (benefit) expense	700,000	(1,000,000)	(1,000,000)
Reconciliation of the total amounts of unrecognized tax benefits
Balance at beginning of year	14,314,000	15,549,000	17,974,000
Gross increases tax positions in prior years	4,234,000	3,310,000	1,245,000
Gross decreases tax positions in prior years	(1,018,000)	(4,384,000)	(2,580,000)
Gross increases - current year tax positions	3,508,000	3,575,000	2,486,000
Settlements	(194,000)	(3,456,000)	(3,582,000)
Lapse in statute of limitations	(617,000)	(297,000)	0
Change due to currency revaluation	(141,000)	17,000	6,000
Balance at end of year	$ 20,086,000	$ 14,314,000	$ 15,549,000